AST MULTI-SECTOR FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.9%
Asset-Backed Securities — 0.8%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.741%(c)	01/19/35	40,000	$40,040,560
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.733%(c)	10/15/34	42,500	42,546,622

Total Asset-Backed Securities (cost $82,500,000)			82,587,182
Commercial Mortgage-Backed Securities — 5.9%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	12,743	12,570,292
Benchmark Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	12,554,299
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	24,859	24,301,277
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	13,585	13,449,878
Series 2015-GC33, Class A3
3.515%	09/10/58	18,252	18,074,940
Series 2016-C01, Class A3
2.944%	05/10/49	19,879	19,413,937
Series 2016-C02, Class A3
2.575%	08/10/49	16,907	16,368,644
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	33,860,897
Series 2016-P06, Class A4
3.458%	12/10/49	4,877	4,770,304
Series 2017-P07, Class A3
3.442%	04/14/50	17,818	17,359,411
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	15,821,599
Commercial Mortgage Trust,
Series 2015-CR26, Class A3
3.359%	10/10/48	14,574	14,418,329
Series 2015-LC21, Class A3
3.445%	07/10/48	10,856	10,788,051
Series 2016-COR01, Class A3
2.826%	10/10/49	24,738	23,866,357
Series 2017-COR02, Class A2
3.239%	09/10/50	38,294	36,828,161
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A3
3.447%	08/15/48	11,845	11,729,194
Series 2018-CX11, Class A4
3.766%	04/15/51	15,000	14,767,188
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	8,811	8,592,819
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-C03, Class A4
2.632%	08/10/49	10,641	$10,310,282
Series 2017-C06, Class A3
3.269%	06/10/50	3,840	3,724,869
GS Mortgage Securities Trust,
Series 2016-GS02, Class A3
2.791%	05/10/49	19,494	19,023,805
Series 2016-GS03, Class A3
2.592%	10/10/49	22,900	22,207,874
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A4
3.551%	07/15/48	11,325	11,211,866
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	47,927,874
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	10,730	10,422,524
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A3
3.473%	12/15/47	15,008	14,858,709
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	9,765	9,468,054
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	10,000	9,662,855
Series 2018-C12, Class A4
4.030%	08/15/51	25,000	24,753,642
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A3
3.368%	06/15/48	8,777	8,709,047
Series 2015-LC20, Class A4
2.925%	04/15/50	9,409	9,365,775
Series 2016-C35, Class A3
2.674%	07/15/48	21,140	20,579,096
Series 2016-LC24, Class A3
2.684%	10/15/49	29,805	28,970,179
Series 2016-NXS06, Class A3
2.642%	11/15/49	20,000	19,407,090
Series 2017-C42, Class A3
3.330%	12/15/50	15,000	14,492,850
Series 2019-C49, Class A4
3.760%	03/15/52	28,500	27,657,409
Series 2019-C51, Class A3
3.055%	06/15/52	33,002	30,729,873

Total Commercial Mortgage-Backed Securities (cost $677,268,705)			653,019,250
Corporate Bonds — 88.6%
Aerospace & Defense — 1.8%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.600%	05/01/34(a)	8,091	6,906,474
3.625%	03/01/48	10,905	7,537,553
A1

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
3.650%	03/01/47	8,861	$6,219,497
3.750%	02/01/50(a)	4,050	2,844,191
3.850%	11/01/48	6,466	4,609,508
3.900%	05/01/49	21,715	15,741,842
3.950%	08/01/59	8,125	5,549,376
5.705%	05/01/40	4,630	4,521,721
5.805%	05/01/50	27,140	26,221,553
5.930%	05/01/60	56,888	54,600,650
7.875%	04/15/43	13,929	16,828,039
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	3,218	2,767,282
5.700%	11/15/54(a)	11,875	13,258,862
5.900%	11/15/63	7,625	8,813,415
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43	500	481,913
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26	2,000	2,097,667
RTX Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46	3,050	2,492,503
4.150%	05/15/45	1,150	1,003,636
4.875%	10/15/40(a)	1,320	1,292,866
6.400%	03/15/54(a)	9,581	11,306,189
			195,094,737
Agriculture — 0.6%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41(a)	2,220	1,729,848
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	3,987	3,904,030
4.390%	08/15/37	39,700	35,880,602
4.700%	04/02/27	5,130	5,171,546
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	2,240	2,318,408
5.850%	08/15/45	6,490	6,482,497
7.000%	08/04/41	3,275	3,510,838
8.125%	05/01/40	650	781,202
			59,778,971
Airlines — 0.6%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	2,047	2,015,931
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	6,690	6,352,469
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29(a)	2,527	2,444,799
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	3,339	$3,219,039
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29(a)	14,229	13,422,564
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25(a)	862	856,747
4.750%	10/20/28(a)	2,645	2,639,975
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27(a)	7,520	7,649,157
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	104	103,163
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27(a)	874	860,553
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	2,745	2,688,033
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	15,328	14,337,583
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29(a)	4,175	4,033,836
			60,623,849
Auto Manufacturers — 1.5%
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30	968	1,137,782
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	5,650	4,813,438
4.750%	01/15/43(a)	6,670	5,527,084
7.750%	06/15/43	1,510	1,708,401
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.271%	01/09/27	1,775	1,744,109
4.687%	06/09/25	34,740	34,609,318
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35(a)	3,785	3,665,998
5.150%	04/01/38(a)	3,890	3,726,201
5.200%	04/01/45	22,128	20,147,661
6.250%	10/02/43(a)	32,346	33,171,433
6.600%	04/01/36	13,335	14,374,443
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	01/15/25	372	370,665
4.000%	10/06/26(a)	6,525	6,471,269
4.300%	07/13/25(a)	440	438,090
4.350%	01/17/27	3,320	3,310,371

A2

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
5.250%	03/01/26		11,130	$11,207,899
Volkswagen International Finance NV (Germany),
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	15,000	16,140,731
				162,564,893
Auto Parts & Equipment — 0.1%
Aptiv PLC,
Gtd. Notes
3.100%	12/01/51(a)		15,000	9,532,360
Banks — 9.6%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
3.800%	02/23/28		4,400	4,304,696
5.294%	08/18/27		8,200	8,388,913
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	03/17/25(oo)		1,750	1,756,609
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(a)(oo)		3,315	3,358,095
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28		22,418	21,815,232
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41(a)		99,540	74,871,816
2.884%(ff)	10/22/30		11,865	11,028,735
3.194%(ff)	07/23/30		5,180	4,904,352
3.824%(ff)	01/20/28		67,232	66,467,991
4.083%(ff)	03/20/51(a)		38,060	33,059,375
4.271%(ff)	07/23/29(a)		3,600	3,589,379
4.443%(ff)	01/20/48		10,675	9,841,609
Sub. Notes
6.110%	01/29/37		1,000	1,104,938
Sub. Notes, MTN
4.450%	03/03/26		18,340	18,362,924
Sub. Notes, Series L, MTN
3.950%	04/21/25(a)		10,185	10,132,820
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26(a)(oo)		11,245	11,135,835
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		6,505	6,466,990
4.375%	01/12/26		10,555	10,534,760
4.942%(ff)	09/10/30		2,105	2,121,094
Sub. Notes
5.088%(ff)	06/20/30(a)		5,685	5,702,736
7.119%(ff)	06/27/34(a)		4,210	4,678,949
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.871%(ff)	04/19/32(a)		10,000	8,892,099
3.132%(ff)	01/20/33		20,330	18,163,442
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		4,685	4,798,593
5.335%(ff)	06/12/29(a)		6,770	6,968,461
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	22,970	$22,837,919
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	3,750	3,627,038
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	24,735	21,746,083
2.904%(ff)	11/03/42(a)	5,420	4,079,893
3.668%(ff)	07/24/28	34,800	34,179,976
3.700%	01/12/26	1,800	1,788,232
3.887%(ff)	01/10/28	385	381,098
5.875%	01/30/42	4,115	4,518,694
6.875%	02/15/98	2,825	3,433,422
8.125%	07/15/39	2,000	2,654,282
Sub. Notes
4.400%	06/10/25	5,400	5,377,509
4.450%	09/29/27	3,905	3,908,168
4.600%	03/09/26	425	426,071
4.750%	05/18/46	1,045	980,105
5.827%(ff)	02/13/35	2,175	2,269,611
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29(a)	8,845	9,394,436
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	4,260	4,050,204
2.552%(ff)	01/07/28	1,022	972,625
Sub. Notes
3.729%(ff)	01/14/32	11,800	10,580,953
3.742%(ff)	01/07/33	8,930	7,814,981
7.079%(ff)	02/10/34	3,155	3,394,336
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,205	2,159,216
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.908%(ff)	07/21/42	4,500	3,416,454
3.210%(ff)	04/22/42	7,183	5,714,888
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	5,260	5,163,228
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
5.550%(ff)	03/19/35(a)	5,600	5,864,400
Intesa Sanpaolo SpA (Italy),
Sr. Preferred Notes, Series XR, 144A, MTN
4.000%	09/23/29	15,500	14,874,344
Sub. Notes, 144A
4.950%(ff)	06/01/42(a)	4,505	3,612,325
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%
8.089%(c)	11/01/24(a)(oo)	4,400	4,422,463
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(a)(oo)	15,730	15,633,952
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	26,715	26,411,178

A3

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29	2,035	$1,882,818
2.525%(ff)	11/19/41	34,035	25,118,497
3.157%(ff)	04/22/42	15,586	12,500,539
3.328%(ff)	04/22/52(a)	21,704	16,755,702
3.782%(ff)	02/01/28	5,000	4,945,289
3.882%(ff)	07/24/38	42,267	38,620,669
3.897%(ff)	01/23/49	3,000	2,560,944
3.964%(ff)	11/15/48	51,882	44,800,697
4.005%(ff)	04/23/29	11,035	10,915,855
4.032%(ff)	07/24/48	3,525	3,076,926
4.260%(ff)	02/22/48	31,042	28,150,349
4.452%(ff)	12/05/29(a)	1,500	1,506,687
Sub. Notes
4.125%	12/15/26	9,450	9,445,797
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	10,000	9,889,496
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42(a)	4,550	3,668,925
3.625%	01/20/27(a)	2,600	2,575,284
4.457%(ff)	04/22/39	8,035	7,705,223
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26(a)	589	586,445
4.431%(ff)	01/23/30	27,100	27,162,317
5.597%(ff)	03/24/51(a)	33,500	36,653,567
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32(a)	12,595	10,681,761
3.971%(cc)	07/22/38	17,130	15,553,165
4.375%	01/22/47(a)	3,800	3,504,570
6.375%	07/24/42(a)	20,875	24,626,288
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.445%(ff)	05/08/30	2,090	2,072,932
4.964%(ff)	08/15/30	4,000	4,060,252
Societe Generale SA (France),
Gtd. Notes, 144A, MTN
3.625%	03/01/41	16,230	11,655,610
Sr. Non-Preferred Notes, 144A
2.226%(ff)	01/21/26	10,136	10,040,005
Truist Financial Corp.,
Jr. Sub. Notes, Series N
6.669%(ff)	03/01/25(oo)	18,520	18,450,383
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	1,665	1,655,742
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	500	477,737
3.126%(ff)	08/13/30(a)	15,000	14,018,188
3.869%(ff)	01/12/29(a)	12,455	12,174,763
4.125%	09/24/25	3,499	3,488,216
4.282%	01/09/28(a)	7,135	7,082,856
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.611%(ff)	04/25/53	12,450	11,534,014
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.013%(ff)	04/04/51	5,200	$5,100,984
Sub. Notes, GMTN
4.900%	11/17/45	8,905	8,356,220
Sub. Notes, MTN
4.650%	11/04/44	3,135	2,863,041
4.750%	12/07/46	13,680	12,536,214
			1,056,593,494
Beverages — 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	42,615	42,753,371
4.900%	02/01/46	100,234	98,396,520
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.375%	04/15/38	32,950	31,703,515
4.439%	10/06/48(a)	20,305	18,611,242
4.600%	04/15/48	737	697,047
4.950%	01/15/42	1,540	1,537,310
5.550%	01/23/49(a)	46,306	49,899,068
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
4.450%	05/15/25(a)	21,850	21,734,630
Constellation Brands, Inc.,
Gtd. Notes
5.250%	11/15/48	22,929	22,838,175
			288,170,878
Biotechnology — 0.8%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26	800	778,102
2.770%	09/01/53	7,393	4,802,216
4.400%	05/01/45	18,243	16,376,415
4.663%	06/15/51(a)	17,165	15,694,846
5.150%	11/15/41(a)	6,183	6,189,463
5.600%	03/02/43	17,695	18,546,182
5.650%	03/02/53	6,875	7,234,651
5.750%	03/02/63	12,400	13,076,195
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25	1,177	1,171,442
4.500%	02/01/45(a)	4,586	4,243,961
			88,113,473
Building Materials — 0.7%
Fortune Brands Innovations, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25	6,850	6,805,854
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44(a)	5,204	4,747,526
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26	1,500	1,563,779

A4

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	12/15/47	2,150	$1,857,645
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	2,700	2,640,402
4.200%	12/01/24	4,868	4,857,132
4.300%	07/15/47	6,279	5,321,704
4.400%	01/30/48	11,815	10,049,429
7.000%	12/01/36	22,334	25,979,620
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47(a)	16,084	14,447,536
4.700%	03/01/48	2,117	1,960,029
			80,230,656
Chemicals — 3.4%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43(a)	21,248	19,995,376
5.150%	03/15/34	20,126	20,353,794
5.375%	03/15/44(a)	16,356	16,079,448
Gtd. Notes, 144A
4.500%	12/01/26(a)	20,768	20,756,148
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.800%	05/15/49	3,720	3,393,515
5.150%	02/15/34(a)	4,670	4,795,507
5.550%	11/30/48	20,500	20,699,584
6.900%	05/15/53(a)	31,100	37,199,910
9.400%	05/15/39	351	489,482
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	2,841	3,096,560
5.419%	11/15/48(a)	11,140	12,318,939
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	1,627	1,525,872
4.500%	10/01/49(a)	8,899	7,357,975
6.375%	05/18/53	42,360	45,371,997
Huntsman International LLC,
Sr. Unsec’d. Notes
2.950%	06/15/31	24,321	21,021,755
4.500%	05/01/29(a)	21,700	21,317,430
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43(a)	6	5,826
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40	6,833	5,397,169
3.625%	04/01/51	11	8,186
4.200%	10/15/49(a)	4,796	3,933,295
4.200%	05/01/50	15,265	12,516,548
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	8,506	8,576,856
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	7,241	$6,731,470
4.200%	04/01/29(a)	735	732,795
4.900%	06/01/43(a)	1,200	1,124,666
5.000%	04/01/49	6,652	6,263,563
5.250%	01/15/45	4,832	4,708,618
5.625%	12/01/40	1,985	2,028,501
5.800%	03/27/53(a)	42,220	44,429,187
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48	2,445	2,098,116
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	500	645,546
Westlake Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/61	2,349	1,546,028
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28(a)	19,450	19,362,281
			375,881,943
Commercial Services — 1.4%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	3,235	2,316,982
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	4,800	4,713,160
4.200%	11/01/46(a)	32,800	28,760,089
4.500%	02/15/45	8,460	7,799,767
5.625%	03/15/42(a)	1,000	1,061,388
7.000%	10/15/37	3,623	4,315,857
Experian Finance PLC,
Gtd. Notes, 144A
2.750%	03/08/30	1,050	973,532
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	2,980	2,939,754
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,050	1,039,696
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	12,125	10,340,096
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	370	292,705
4.678%	07/01/2114	12,715	12,128,948
Northwestern University,
Unsec’d. Notes
4.643%	12/01/44(a)	2,800	2,767,237
Unsec’d. Notes, Series 2017
3.662%	12/01/57	17,262	14,254,050

A5

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29	9,200	$8,652,868
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40(a)	429	437,686
Unsec’d. Notes
5.625%	10/01/38	17,500	19,482,766
Trustees of Boston College,
Unsec’d. Notes
3.129%	07/01/52	3,007	2,252,301
Trustees of Boston University,
Sec’d. Notes, Series CC
4.061%	10/01/48	4,345	3,841,174
Trustees of Princeton University (The),
Unsec’d. Notes
5.700%	03/01/39	3,000	3,399,498
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/2112	6,976	6,544,948
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017
3.394%	02/15/48	6,475	5,289,764
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122(a)	3,000	2,586,549
Sr. Unsec’d. Notes, Series 2022
3.524%	04/15/54	6,100	4,905,911
William Marsh Rice University,
Unsec’d. Notes
3.774%	05/15/55	3,500	3,045,049
			154,141,775
Computers — 1.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41	3,024	2,268,972
2.650%	05/11/50	3,495	2,418,762
2.700%	08/05/51(a)	40,215	27,777,664
2.850%	08/05/61	77,200	52,288,188
2.950%	09/11/49	6,855	5,067,276
3.750%	09/12/47(a)	4,900	4,221,500
3.850%	08/04/46	37,120	32,674,611
3.950%	08/08/52(a)	3,795	3,336,736
4.650%	02/23/46	3,286	3,261,848
Leidos, Inc.,
Gtd. Notes
4.375%	05/15/30	1,875	1,844,538
			135,160,095
Electric — 13.8%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47	5,450	4,211,804
3.950%	06/01/28	6,240	6,156,602
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, 144A
3.850%	10/01/25	7,145	$7,060,302
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49	3,465	2,812,568
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26	2,080	2,034,326
3.750%	12/01/47	10,015	8,111,838
3.800%	06/15/49	10,675	8,556,467
4.000%	12/01/46	5,000	4,271,057
Alabama Power Co.,
Sr. Unsec’d. Notes
4.150%	08/15/44	4,500	3,937,768
Ameren Illinois Co.,
First Mortgage
2.900%	06/15/51	2,810	1,918,866
3.700%	12/01/47	12,200	9,979,453
4.500%	03/15/49	1,155	1,061,680
5.900%	12/01/52	2,310	2,571,789
Sr. Sec’d. Notes
4.150%	03/15/46	7,760	6,775,081
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	6,600	5,733,859
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24	11,020	10,972,610
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/47	18,010	14,598,993
4.250%	09/15/48	14,575	12,724,918
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.500%	02/01/45	9,990	9,370,050
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44	10,260	9,407,380
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.700%	09/01/49(a)	8,960	6,876,215
4.250%	11/01/28	1,095	1,081,523
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	9,995	9,181,209
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30	9,675	9,705,329
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	4,495	4,304,830
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	18,764	13,122,814
3.650%	06/15/46(a)	18,950	15,403,228
3.700%	03/01/45	4,751	3,913,498
3.800%	10/01/42(a)	3,615	3,061,410

A6

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.000%	03/01/48	4,598	$3,887,840
4.000%	03/01/49(a)	4,240	3,541,317
4.350%	11/15/45	5,560	5,019,782
4.600%	08/15/43	2,000	1,869,510
First Mortgage, Series 123
3.750%	08/15/47	10,400	8,468,118
First Mortgage, Series 127
3.200%	11/15/49	4,455	3,209,571
First Mortgage, Series 130
3.125%	03/15/51	805	573,713
First Mortgage, Series 131
2.750%	09/01/51	4,175	2,765,122
Connecticut Light & Power Co. (The),
First Mortgage
5.250%	01/15/53	9,820	10,087,983
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46(a)	625	514,983
3.950%	03/01/43(a)	4,905	4,212,434
5.700%	06/15/40(a)	860	917,542
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	2,785	2,441,434
Consumers Energy Co.,
First Mortgage
3.750%	02/15/50	3,500	2,866,845
4.350%	04/15/49	1,550	1,401,200
4.350%	08/31/64	6,840	5,777,516
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41	3,000	3,111,490
6.250%	10/15/53	990	1,155,375
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	12/01/44	4,774	4,307,908
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	5,173	4,903,637
4.050%	09/15/42(a)	1,340	1,118,731
4.900%	08/01/41	8,810	8,329,030
DTE Electric Co.,
General Ref. Mortgage
3.700%	03/15/45(a)	17,700	14,707,353
3.700%	06/01/46	1,305	1,093,190
3.750%	08/15/47	7,900	6,439,295
3.950%	06/15/42	5,800	4,939,215
4.300%	07/01/44	3,975	3,609,173
General Ref. Mortgage, Series A
4.000%	04/01/43	3,535	3,096,413
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	13,330	13,330,000
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49	39,520	28,743,202
3.450%	04/15/51	380	285,854
3.700%	12/01/47	4,556	3,655,360
3.950%	03/15/48	7,724	6,426,332
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.250%	12/15/41	12,900	$11,699,262
6.050%	04/15/38	2,505	2,793,713
First Ref. Mortgage
2.950%	12/01/26	14,955	14,640,951
3.750%	06/01/45	20,780	17,158,881
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	7,695	6,103,614
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	8,280	6,376,422
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	9,293	9,568,659
6.450%	04/01/39	7,100	8,145,948
First Mortgage, Series WWW
4.900%	07/15/43	7,564	7,351,614
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	20,295	16,320,722
4.100%	03/15/43(a)	1,200	1,051,552
4.150%	12/01/44	4,802	4,218,862
5.700%	04/01/35	500	531,357
6.125%	09/15/33(a)	4,400	4,840,882
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44	4,800	4,386,824
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.125%	07/12/28(a)	4,580	4,206,125
Entergy Louisiana LLC,
Collateral Trust
3.050%	06/01/31	2,500	2,302,351
4.200%	09/01/48	61,138	52,541,307
4.200%	04/01/50	530	449,527
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49	3,123	2,498,654
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	18,180	13,830,328
4.500%	03/30/39	15,760	14,924,619
Evergy Kansas Central, Inc.,
First Mortgage
3.250%	09/01/49	6,685	4,821,832
3.450%	04/15/50	4,420	3,294,109
4.100%	04/01/43	3,000	2,591,135
4.125%	03/01/42	3,010	2,631,664
4.250%	12/01/45	4,365	3,819,571
4.625%	09/01/43	2,780	2,538,240
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	4,660	4,497,452
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46	5,390	4,801,445

A7

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	17,260	$16,601,435
3.600%	06/01/29	10,000	9,647,907
4.000%	04/15/25(a)	10,000	9,938,220
4.300%	01/15/29	6,315	6,279,337
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	11,103	11,244,835
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51	4,622	3,200,440
3.700%	12/01/47	3,870	3,161,849
3.950%	03/01/48	22,070	18,960,841
3.990%	03/01/49	22,600	19,340,833
4.050%	10/01/44	4,104	3,634,040
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	4,737	4,609,236
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	5,803	5,284,531
4.300%	03/15/43	10,900	9,802,084
5.400%	06/01/40	3,109	3,192,388
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40(a)	1,900	1,847,974
Sr. Unsec’d. Notes, Series A
3.250%	03/15/51(a)	4,995	3,688,879
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46(a)	7,235	6,551,026
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45	13,200	11,860,445
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43	675	606,652
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
4.250%	05/01/30	4,290	4,146,715
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	10,295	10,104,372
5.300%	07/01/43	1,000	968,418
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	12,000	11,788,086
3.650%	08/01/48	22,370	18,006,385
4.250%	05/01/46	4,500	3,986,508
4.250%	07/15/49(a)	10,200	9,012,739
4.400%	10/15/44	18,980	17,275,289
Nevada Power Co.,
General Ref. Mortgage
6.000%	03/15/54	9,037	9,999,874
General Ref. Mortgage, Series CC
3.700%	05/01/29	8,350	8,183,242
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
General Ref. Mortgage, Series GG
5.900%	05/01/53	184	$198,861
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	6,525	5,242,933
Northern States Power Co.,
First Mortgage
2.900%	03/01/50	1,900	1,328,945
3.400%	08/15/42(a)	8,450	6,913,792
3.600%	05/15/46	17,056	13,769,980
3.600%	09/15/47	11,350	9,112,168
4.000%	08/15/45	4,830	4,159,900
4.125%	05/15/44	8,520	7,462,221
5.650%	06/15/54	5,405	5,850,903
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	794	794,259
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	2,722	3,563,103
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/15/44	9,000	7,475,604
4.550%	03/15/44	1,325	1,210,620
Oncor Electric Delivery Co. LLC,
First Mortgage
2.700%	11/15/51	3,045	1,968,499
Sr. Sec’d. Notes
3.700%	05/15/50	27,148	21,521,538
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40	2,185	1,698,967
3.950%	12/01/47	36,215	28,551,625
4.000%	12/01/46	22,088	17,571,444
4.250%	03/15/46	10,000	8,264,201
4.300%	03/15/45	10,000	8,382,020
4.500%	07/01/40	28,445	25,618,107
4.750%	02/15/44(a)	8,542	7,639,614
4.950%	07/01/50	14,341	13,060,071
5.900%	10/01/54	2,420	2,506,917
PacifiCorp,
First Mortgage
2.700%	09/15/30	8,309	7,544,167
4.125%	01/15/49	39,567	32,823,578
4.150%	02/15/50	9,375	7,780,800
5.350%	12/01/53	18,503	18,308,167
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	6,070	4,122,328
3.000%	09/15/49	3,922	2,783,576
3.050%	03/15/51	1,200	852,839
3.700%	09/15/47	3,840	3,103,534
3.900%	03/01/48	10,494	8,794,827
4.600%	05/15/52	1,545	1,434,385
First Ref. Mortgage
4.800%	10/15/43	1,575	1,497,365

A8

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49	4,105	$2,938,138
3.950%	06/01/47	5,845	4,972,554
4.125%	06/15/44	4,450	3,958,370
5.250%	05/15/53(a)	17,865	18,484,553
6.250%	05/15/39	500	569,470
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	23,950	27,274,600
7.750%	03/01/31	8,824	10,342,842
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46	9,880	7,482,146
3.700%	06/15/28	2,000	1,969,722
4.100%	06/15/48	4,735	3,985,107
4.300%	03/15/44	165	145,885
5.250%	04/01/53(a)	6,550	6,605,147
Public Service Electric & Gas Co.,
First Mortgage, Series I, MTN
4.000%	06/01/44	2,000	1,697,064
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	16,900	16,723,596
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
4.434%	11/15/41	1,787	1,601,634
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	31,545	27,008,166
5.350%	05/15/35	6,997	7,236,010
5.350%	05/15/40	773	790,772
6.000%	06/01/39(a)	5,700	6,379,298
First Mortgage, Series TTT
4.100%	06/15/49	5,875	4,970,676
Sempra,
Sr. Unsec’d. Notes
3.250%	06/15/27	14,765	14,375,976
3.400%	02/01/28	19,265	18,688,532
3.700%	04/01/29	2,079	2,016,229
Sierra Pacific Power Co.,
General Ref. Mortgage
5.900%	03/15/54	5,000	5,475,346
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50(a)	26,242	20,441,806
First Ref. Mortgage
4.000%	04/01/47	28,115	23,522,527
4.050%	03/15/42	7,200	6,208,633
4.650%	10/01/43(a)	1,950	1,820,137
5.500%	03/15/40	11,962	12,429,096
First Ref. Mortgage, Series 13-A
3.900%	03/15/43	5,000	4,187,715
First Ref. Mortgage, Series C
3.600%	02/01/45	4,330	3,411,613
4.125%	03/01/48	5,150	4,354,735
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	17,050	$16,202,021
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47(a)	4,470	3,548,617
4.500%	08/15/41	550	501,471
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44(a)	7,325	6,531,612
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	1,997	2,229,741
Union Electric Co.,
Sr. Sec’d. Notes
3.650%	04/15/45	9,175	7,399,128
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	1,399	1,201,604
4.450%	02/15/44	1,210	1,101,800
5.550%	08/15/54(a)	4,955	5,211,029
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	2,765	2,730,700
3.800%	04/01/28(a)	5,815	5,759,990
Sr. Unsec’d. Notes, Series C
4.625%	05/15/52(a)	19,550	17,929,404
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43	1,335	1,257,163
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	24,065	23,559,873
4.300%	07/15/29	6,970	6,832,783
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44	850	742,012
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44	5,000	4,790,723
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26	5,145	5,041,824
			1,521,137,585
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46	3,225	2,834,848
Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	5,007	4,908,612
5.500%	07/31/47	15,700	13,467,617
			18,376,229

A9

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment — 0.5%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.054%	03/15/29(a)	6,000	$5,684,261
5.050%	03/15/42(a)	38,185	31,190,266
5.141%	03/15/52	28,197	21,738,347
			58,612,874
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
6.200%	03/01/40(a)	5,000	5,626,042
Foods — 1.2%
Ahold Finance USA LLC (Netherlands),
Gtd. Notes
6.875%	05/01/29	509	561,550
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.000%	05/15/32	4,920	4,260,728
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	3,117	3,054,425
4.375%	06/01/46(a)	8,181	7,240,579
4.625%	10/01/39	3,500	3,342,416
5.200%	07/15/45	15,870	15,648,898
Gtd. Notes, 144A
7.125%	08/01/39	5,165	6,167,542
Kroger Co. (The),
Sr. Unsec’d. Notes
4.650%	01/15/48	1,753	1,585,658
5.000%	04/15/42	1,150	1,116,890
5.150%	08/01/43	450	440,213
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	22,980	19,718,113
4.125%	04/01/54	11,735	9,827,451
4.200%	04/01/59(a)	10,575	8,886,486
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	6,188	4,411,213
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38(a)	25,000	23,236,317
Sysco Corp.,
Gtd. Notes
3.300%	07/15/26	6,265	6,161,948
4.500%	04/01/46(a)	4,255	3,790,826
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27	14,835	14,556,338
			134,007,591
Forest Products & Paper — 0.2%
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44	20,000	18,884,037
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas — 1.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49(a)		13,650	$10,339,883
6.200%	11/15/53		2,436	2,809,388
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.100%	09/01/47		2,895	2,410,543
NiSource, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/44(a)		6,745	6,332,911
5.650%	02/01/45(a)		2,260	2,344,265
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48		14,125	12,573,280
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		12,500	12,088,378
4.650%	08/01/43		5,960	5,514,261
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44		2,500	2,263,757
First Mortgage, Series VV
4.300%	01/15/49		8,650	7,493,351
First Mortgage, Series WW
3.950%	02/15/50		26,720	21,717,689
Sr. Sec’d. Notes, Series UU
4.125%	06/01/48		11,445	9,717,129
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26		9,414	9,271,663
3.950%	10/01/46		5,520	4,544,814
4.400%	06/01/43		750	671,338
4.400%	05/30/47		27,369	23,731,376
				133,824,026
Healthcare-Products — 0.8%
Alcon Finance Corp.,
Gtd. Notes, 144A
5.750%	12/06/52		3,955	4,249,894
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	5,215	4,385,736
Medtronic Global Holdings SCA,
Gtd. Notes
2.250%	03/07/39	EUR	3,320	3,138,007
Medtronic, Inc.,
Gtd. Notes
4.150%	10/15/53	EUR	4,685	5,392,131
4.625%	03/15/45		1	960
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
1.625%	10/18/41	EUR	6,765	5,623,446
2.000%	10/18/51	EUR	6,550	5,117,938
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.800%	10/15/41(a)		2,485	1,894,802

A10

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	32,150	$27,356,889
1.875%	10/01/49	EUR	45,875	35,413,591
				92,573,394
Healthcare-Services — 4.4%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28(a)		7,005	6,924,742
4.272%	08/15/48		8,950	8,119,089
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42		1,865	1,552,409
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46(a)		3,338	2,913,261
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46		17,663	15,407,190
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017
4.115%	01/01/47		6,650	5,970,925
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27		17,240	16,924,465
4.375%	10/15/28		25,005	25,100,598
4.500%	02/25/26		11,024	11,051,321
4.800%	07/15/46		42,235	39,516,266
4.900%	12/15/48		21,103	19,868,568
5.375%	02/15/42(a)		3,650	3,626,490
Sr. Unsec’d. Notes
2.375%	03/15/31		16,605	14,632,596
3.200%	03/15/40		9,125	7,205,461
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114		2,875	2,764,629
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48		12,000	9,880,914
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47		3,265	2,798,275
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51(a)		3,360	2,584,337
3.700%	09/15/49		8,819	6,938,491
4.625%	05/15/42		2,600	2,436,891
4.650%	01/15/43(a)		1,000	940,624
4.850%	08/15/54		510	460,235
5.100%	01/15/44		720	711,246
HCA, Inc.,
Gtd. Notes
5.250%	04/15/25		3,500	3,503,039
5.375%	02/01/25		24,080	24,087,225
5.500%	06/15/47		3,677	3,651,518
5.875%	02/01/29		5,400	5,658,617
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	21,125	$18,263,302
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	10,969	9,838,729
4.875%	04/01/42	1,000	1,001,078
Unsec’d. Notes, Series 2021
3.002%	06/01/51	11,245	8,062,607
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50	3,405	2,467,162
MultiCare Health System,
Unsec’d. Notes
2.803%	08/15/50	2,840	1,806,822
MyMichigan Health,
Sec’d. Notes, Series 2020
3.409%	06/01/50	5,230	3,935,573
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52(a)	2,800	2,745,614
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	640	554,316
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	2,225	1,744,167
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	12,075	11,174,151
4.784%	07/01/44	7,305	7,158,889
Sr. Sec’d. Notes, Series 13-A
5.750%	07/01/43	700	766,586
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	1,005	744,928
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	3,300	2,515,715
Unsec’d. Notes
4.089%	10/01/48	2,208	1,922,074
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
3.218%	11/15/50	2,285	1,614,764
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	10,560	9,782,355
3.450%	06/01/26(a)	4,715	4,652,656
5.750%	01/30/40	1,251	1,265,710
6.950%	07/01/37	1,704	1,945,429
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.607%	12/13/51	9,985	6,604,305
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45	3,150	3,061,842

A11

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sutter Health,
Unsec’d. Notes, Series 2018
3.695%	08/15/28	2,400	$2,335,223
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55(a)	5,400	4,931,044
Sr. Unsec’d. Notes
2.328%	11/15/50	5,688	3,551,726
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41	5,000	3,945,749
3.950%	10/15/42	2,060	1,808,889
4.250%	04/15/47	13,715	12,122,858
4.450%	12/15/48	2,000	1,815,786
4.625%	11/15/41	4,601	4,441,108
4.750%	07/15/45	6,770	6,572,380
4.750%	05/15/52(a)	10,905	10,388,554
4.950%	05/15/62(a)	7,570	7,313,392
5.200%	04/15/63(a)	35,500	35,489,762
5.500%	07/15/44	3,255	3,443,392
5.625%	07/15/54	4,262	4,569,881
5.750%	07/15/64(a)	15,405	16,629,778
5.800%	03/15/36	3,945	4,346,180
5.875%	02/15/53	2,263	2,503,714
6.050%	02/15/63(a)	4,830	5,455,128
			480,522,740
Home Builders — 0.0%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25	915	915,137
Household Products/Wares — 0.2%
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
3.250%	03/12/25	23,175	22,918,453
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43	425	357,519
			23,275,972
Insurance — 2.4%
Allstate Corp. (The),
Sub. Notes, Series B, 3 Month SOFR + 3.200%
8.318%(c)	08/15/53	800	800,719
American International Group, Inc.,
Sr. Unsec’d. Notes
4.800%	07/10/45	15,000	14,329,741
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	8,532	8,334,971
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.300%	05/15/43	2,895	2,753,260
Chubb INA Holdings LLC,
Gtd. Notes
2.850%	12/15/51	8,570	5,970,359
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
3.050%	12/15/61	10,935	$7,459,504
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	10/15/52(a)	15,000	10,027,807
3.500%	10/15/50(a)	5,045	3,668,885
4.868%	06/01/44(a)	14,360	13,346,852
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.100%	03/15/55	18,850	19,528,014
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29	465	433,083
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60(a)	9,999	7,358,597
3.951%	10/15/50(a)	36,115	28,197,993
4.569%	02/01/29	5,880	5,906,554
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37(a)	4,385	4,788,836
7.000%	06/15/40	6,248	7,189,943
Markel Group, Inc.,
Sr. Unsec’d. Notes
3.450%	05/07/52	11,395	8,077,456
3.500%	11/01/27	5,000	4,884,127
4.150%	09/17/50	8,815	7,167,322
4.300%	11/01/47	4,479	3,767,459
5.000%	03/30/43	100	94,209
5.000%	04/05/46	2,360	2,195,612
5.000%	05/20/49	18,590	17,435,823
MetLife, Inc.,
Sr. Unsec’d. Notes
5.250%	01/15/54(a)	2,224	2,292,224
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50(a)	4,485	3,598,463
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,700	1,948,143
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	26,445	23,068,414
4.900%	09/15/44	350	335,353
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51	39,768	31,413,467
5.750%	08/15/42(a)	5,540	5,662,536
7.250%	03/15/28(a)	2,707	2,926,357
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44	2,675	2,499,484
XL Group Ltd. (Bermuda),
Sr. Unsec’d. Notes
5.250%	12/15/43	2,962	2,916,346
			260,377,913

A12

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet — 0.7%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.100%	04/13/62(a)	42,481	$36,639,354
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54	13,385	14,016,133
5.550%	08/15/64(a)	11,425	12,111,975
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30	3,715	3,496,744
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
5.350%	09/15/54	14,040	13,926,304
			80,190,510
Lodging — 0.4%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34	13,500	13,203,601
5.000%	10/15/27	12,845	13,109,013
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26(a)	22,630	22,200,332
			48,512,946
Machinery-Diversified — 0.4%
Deere & Co.,
Sr. Unsec’d. Notes
3.900%	06/09/42(a)	3,500	3,135,061
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	45,076	45,647,155
			48,782,216
Media — 3.5%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27(a)	150	155,053
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	65	49,624
5.125%	07/01/49	12,100	9,708,276
5.375%	04/01/38	13,155	12,025,219
5.375%	05/01/47	41,367	34,641,820
5.750%	04/01/48	47,567	41,446,951
6.384%	10/23/35	1,553	1,585,380
6.484%	10/23/45	10,574	10,187,460
Comcast Corp.,
Gtd. Notes
2.887%	11/01/51(a)	28,479	19,117,213
2.937%	11/01/56	62,574	40,878,188
3.250%	11/01/39(a)	54,500	44,524,793
3.400%	07/15/46(a)	12,867	9,958,617
3.450%	02/01/50	54,000	40,795,949
3.750%	04/01/40(a)	14,385	12,444,132
3.900%	03/01/38	18,880	17,047,504
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
3.969%	11/01/47	13,145	$10,980,138
3.999%	11/01/49(a)	10,302	8,598,012
4.000%	03/01/48	5,843	4,897,250
4.200%	08/15/34	10,000	9,670,323
5.350%	05/15/53(a)	2,750	2,812,535
5.500%	05/15/64	1,760	1,817,148
Cox Communications, Inc.,
Gtd. Notes, 144A
5.800%	12/15/53	3,840	3,765,539
5.950%	09/01/54	4,060	4,057,892
Discovery Communications LLC,
Gtd. Notes
3.950%	06/15/25	3,800	3,767,858
4.125%	05/15/29(a)	11,100	10,492,976
Paramount Global,
Sr. Unsec’d. Notes
3.700%	06/01/28(a)	2,130	2,020,369
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	3,050	2,649,285
5.875%	11/15/40	8,615	7,801,219
6.550%	05/01/37	2,785	2,758,465
6.750%	06/15/39	3,678	3,678,252
Walt Disney Co. (The),
Gtd. Notes
5.400%	10/01/43(a)	9,675	10,144,392
7.700%	10/30/25	729	752,362
			385,230,194
Mining — 2.2%
AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes
3.375%	11/01/28	12,250	11,545,625
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35(a)	5,000	5,665,111
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36(a)	22,700	25,387,326
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	1,300	1,364,486
5.750%	05/01/43	13,414	14,221,237
7.500%	09/15/38	10,946	13,278,951
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	27,086	29,078,145
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43	3,528	3,528,424
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.200%	04/14/52	3,000	3,176,940
Freeport-McMoRan, Inc.,
Gtd. Notes
5.400%	11/14/34	5,000	5,178,338

A13

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
5.450%	03/15/43	17,500	$17,565,909
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	24,087	24,124,648
6.875%	09/01/41	11,304	12,760,473
Sr. Unsec’d. Notes
6.250%	07/15/33	9,600	10,392,870
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	7,462	6,684,350
5.875%	04/01/35	4,000	4,363,516
6.250%	10/01/39	4,050	4,598,712
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
2.750%	11/02/51	17,586	11,860,264
5.200%	11/02/40(a)	860	889,514
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
4.125%	08/21/42	785	704,461
4.750%	03/22/42	1,562	1,522,517
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32(a)	4,800	4,537,588
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
6.750%	04/16/40	10,177	11,636,382
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33	2,000	2,170,758
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	6,059	5,233,246
4.625%	12/15/27(a)	5,811	5,807,373
			237,277,164
Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	11,200	11,144,910
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29(a)	4,175	4,009,075
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.875%	03/11/41(a)	6,185	4,836,734
4.400%	05/27/45	4,260	3,948,932
Textron, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/26	9,045	9,005,357
			32,945,008
Office/Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	57,895	55,756,410
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas — 6.0%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	12,543	$11,146,646
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	8,500	8,112,233
5.800%	10/01/54	5,300	5,215,886
6.000%	06/13/33	19,395	20,290,969
BP Capital Markets America, Inc.,
Gtd. Notes
3.119%	05/04/26(a)	6,752	6,651,859
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	32,565	35,067,431
6.450%	06/30/33	2,000	2,174,156
6.500%	02/15/37	370	401,925
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52(a)	16,394	12,058,317
5.250%	06/15/37	2,231	2,198,920
5.400%	06/15/47	25,722	24,842,128
6.750%	11/15/39(a)	11,798	13,288,890
Chevron USA, Inc.,
Gtd. Notes
5.250%	11/15/43	1,101	1,151,755
6.000%	03/01/41	3,550	3,982,164
ConocoPhillips Co.,
Gtd. Notes
3.758%	03/15/42	6,810	5,797,534
3.800%	03/15/52	27,200	21,795,240
4.025%	03/15/62	116	93,656
4.150%	11/15/34	847	824,587
4.300%	11/15/44	3,330	2,962,940
5.050%	09/15/33(a)	5,000	5,174,675
5.300%	05/15/53	13,590	13,733,137
5.700%	09/15/63	12,905	13,808,712
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42(a)	3,675	3,249,509
5.000%	06/15/45	14,051	12,556,607
5.600%	07/15/41(a)	21,825	21,404,054
5.875%	06/15/28	7,125	7,202,560
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	11,145	10,907,601
4.250%	03/15/52	9,165	7,429,265
4.400%	03/24/51	21,950	18,269,437
5.750%	04/18/54	8,766	8,831,802
5.900%	04/18/64	7,000	7,074,521
6.250%	03/15/53	28,900	31,007,187
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	4,067	3,811,636
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30(a)	3,260	2,973,979
3.250%	11/18/49	6,000	4,496,989

A14

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
3.625%	04/06/40	1,380	$1,187,780
3.950%	05/15/43	2,796	2,446,181
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.095%	08/16/49	13,000	9,564,519
3.567%	03/06/45	4,370	3,620,906
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27	3,684	3,689,395
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.000%	09/15/54(a)	11,375	10,106,278
5.125%	12/15/26	13,890	14,108,221
6.500%	03/01/41(a)	10,163	11,066,790
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/15/47	3,000	2,273,112
4.200%	03/15/48	21,150	16,565,776
6.200%	03/15/40	13,511	14,013,498
6.450%	09/15/36	5,522	5,962,285
7.500%	05/01/31(a)	4,290	4,869,306
Ovintiv, Inc.,
Gtd. Notes
7.375%	11/01/31	1,000	1,126,727
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	6,575	6,144,337
6.350%	02/12/48	2,025	1,401,320
7.690%	01/23/50	12,200	9,472,080
Phillips 66,
Gtd. Notes
2.150%	12/15/30(a)	10,600	9,296,459
3.300%	03/15/52(a)	1,380	957,057
4.650%	11/15/34	8,200	8,006,848
Phillips 66 Co.,
Gtd. Notes
3.550%	10/01/26	11,680	11,524,987
4.680%	02/15/45	500	451,290
4.900%	10/01/46	6,500	5,987,090
5.650%	06/15/54(a)	48,628	49,046,800
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	4,820	4,225,087
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	10,000	9,955,418
Shell International Finance BV,
Gtd. Notes
4.000%	05/10/46	3,000	2,560,576
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51(a)	9,853	7,418,751
5.950%	12/01/34	1,000	1,075,991
6.800%	05/15/38	9,300	10,556,105
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
TotalEnergies Capital International SA (France),
Gtd. Notes
3.455%	02/19/29	20,000	$19,560,968
TotalEnergies Capital SA (France),
Gtd. Notes
5.425%	09/10/64	13,410	13,443,969
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.650%	12/01/51(a)	9,355	6,813,813
4.350%	06/01/28	25,440	25,432,434
			653,921,061
Oil & Gas Services — 0.3%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38(a)	4,000	4,606,214
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43(a)	9,350	8,725,198
5.000%	11/15/45(a)	1,835	1,761,527
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	18,479	18,274,446
			33,367,385
Packaging & Containers — 0.0%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30	2,715	2,442,721
Pharmaceuticals — 4.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	91,680	84,683,481
4.250%	11/21/49(a)	3,017	2,699,842
4.300%	05/14/36	2,500	2,432,116
4.400%	11/06/42	7,200	6,788,508
4.500%	05/14/35	4,945	4,928,012
4.550%	03/15/35	42,638	42,653,675
4.625%	10/01/42	3,115	2,985,633
4.700%	05/14/45	16,174	15,637,060
4.875%	11/14/48(a)	3,812	3,750,013
5.500%	03/15/64	875	933,875
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	11,500	8,234,059
3.400%	07/26/29(a)	5,204	5,054,868
3.700%	03/15/52(a)	3,330	2,642,142
3.900%	03/15/62	15,215	12,098,723
4.250%	10/26/49	14,610	12,830,388
4.350%	11/15/47	22,307	19,958,966
4.550%	02/20/48(a)	8,519	7,847,869
4.625%	05/15/44(a)	6,837	6,522,653
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,500	1,495,518
4.600%	03/15/43	5,964	5,417,255

A15

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29(a)		57,035	$53,882,598
3.875%	07/20/25		1,178	1,169,635
4.300%	03/25/28		9,442	9,413,094
4.780%	03/25/38		40,326	38,076,942
5.125%	07/20/45		41,205	38,404,558
5.300%	12/05/43		20,115	19,398,875
6.250%	06/01/27		1,000	1,047,264
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49	EUR	12,000	9,632,310
4.950%	02/27/63		3,000	2,991,419
5.000%	02/09/54(a)		4,775	4,854,218
5.100%	02/09/64(a)		11,435	11,676,129
5.200%	08/14/64		5,880	6,072,518
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
6.375%	05/15/38		10,000	11,642,240
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40(a)		8,585	6,224,198
3.400%	01/15/38		4,365	3,914,760
3.625%	03/03/37		6,385	5,928,215
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25		3,175	3,167,152
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51		4,188	2,830,395
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43(a)		4,169	3,843,930
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45(a)		4,625	4,112,398
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26		110	108,292
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40		2,375	1,834,585
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		41,068	35,975,144
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40		4,605	3,586,087
4.000%	06/22/50		5,990	4,297,477
				533,679,089
Pipelines — 9.3%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31		4,460	4,095,427
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	20,000	$19,253,711
Colonial Pipeline Co.,
Sr. Unsec’d. Notes, 144A
4.250%	04/15/48	8,381	7,100,446
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.544%	11/15/53	3,620	4,072,555
6.714%	08/15/63	13,890	15,875,797
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	6,975	7,145,448
5.375%	07/15/25	17,404	17,448,308
5.600%	04/01/44	7,379	7,346,891
8.125%	08/16/30	6,000	7,056,031
Gtd. Notes, 144A
6.450%	11/03/36	10,766	11,612,433
6.750%	09/15/37(a)	17,644	19,566,345
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	915	824,699
Enbridge, Inc. (Canada),
Gtd. Notes
6.700%	11/15/53(a)	22,050	25,392,910
Energy Transfer LP,
Gtd. Notes
5.350%	05/15/45	2,875	2,737,967
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	26,000	26,593,745
Sr. Unsec’d. Notes
4.200%	04/15/27(a)	5,000	4,984,679
4.900%	03/15/35	5,735	5,662,593
5.000%	05/15/50	24,385	22,030,564
5.150%	02/01/43	4,450	4,166,390
5.300%	04/01/44	12,420	11,924,970
5.300%	04/15/47	2,500	2,353,854
5.400%	10/01/47	29,625	28,208,491
6.000%	06/15/48	8,083	8,268,407
6.125%	12/15/45	30,335	31,612,306
6.250%	04/15/49	45,565	47,942,554
7.500%	07/01/38	11,000	13,125,165
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	19,814	20,603,906
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	01/31/60(a)	10,390	8,139,341
4.200%	01/31/50	25,110	21,412,070
4.250%	02/15/48	18,060	15,596,375
4.450%	02/15/43	7,935	7,217,048
4.850%	08/15/42	3,930	3,767,133
4.850%	03/15/44	5,775	5,503,143
4.900%	05/15/46(a)	25,127	24,009,327
4.950%	10/15/54(a)	3,110	2,960,226
5.100%	02/15/45	12,537	12,354,278
5.375%(ff)	02/15/78	7,380	7,043,938

A16

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.700%	02/15/42	5,100	$5,366,885
6.125%	10/15/39	3,937	4,349,304
6.450%	09/01/40(a)	7,879	8,903,974
Gtd. Notes, Series D, 3 Month SOFR + 3.248%
8.343%(c)	08/16/77	4,312	4,301,102
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
5.950%	10/15/45	19,904	18,767,311
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	11,190	9,962,790
5.000%	08/15/42(a)	2,010	1,867,615
5.000%	03/01/43(a)	1,176	1,081,876
5.400%	09/01/44	878	849,419
6.500%	02/01/37	900	983,817
6.500%	09/01/39	5,545	6,079,263
6.550%	09/15/40	4,370	4,749,241
Gtd. Notes, MTN
6.950%	01/15/38	575	653,541
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51(a)	2,944	2,132,324
5.050%	02/15/46(a)	1,759	1,625,657
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	347	320,609
4.700%	04/15/48	31,677	27,636,001
4.875%	12/01/24	1,566	1,564,188
4.900%	04/15/58(a)	9,705	8,533,404
4.950%	03/14/52	4,017	3,605,277
5.200%	03/01/47	2,690	2,550,896
5.200%	12/01/47	14,490	13,603,518
5.500%	06/01/34	20,201	20,769,557
5.500%	02/15/49	46,665	45,389,298
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	1,162	1,149,444
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41(a)	1,325	1,386,891
6.200%	09/15/43	18,615	19,577,391
6.850%	10/15/37	1,742	1,968,889
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	8,745	8,141,454
3.400%	09/01/29	4,705	4,474,152
4.200%	03/15/45(a)	4,130	3,348,117
4.450%	09/01/49	7,495	6,260,757
4.500%	03/15/50	18,730	15,624,281
4.550%	07/15/28	15,725	15,804,039
4.850%	02/01/49	17,700	15,733,918
4.950%	07/13/47	18,108	16,383,547
5.200%	07/15/48(a)	4,999	4,664,666
6.625%	09/01/53(a)	20,431	22,676,417
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29(a)	4,215	$4,008,653
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
4.800%	03/15/47	1,250	1,114,914
Spectra Energy Partners LP,
Gtd. Notes
4.500%	03/15/45	565	491,920
Targa Resources Corp.,
Gtd. Notes
6.125%	03/15/33(a)	5,000	5,369,077
6.250%	07/01/52	9,000	9,686,099
6.500%	02/15/53(a)	42,737	47,474,409
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30(a)	4,710	4,312,471
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.600%	03/15/48	2,100	1,846,233
5.400%	08/15/41	1,544	1,570,452
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	15,385	13,971,595
5.450%	04/01/44(a)	3,175	3,000,786
5.500%	08/15/48(a)	19,930	18,480,273
6.150%	04/01/33	1,085	1,146,948
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30	3,770	3,563,113
3.500%	10/15/51	17,225	12,512,982
3.750%	06/15/27	990	975,589
4.900%	01/15/45(a)	10,477	9,698,239
5.100%	09/15/45	5,887	5,606,654
5.300%	08/15/52	7,130	6,917,018
5.400%	03/04/44	16,409	16,199,896
5.750%	06/24/44	13,955	14,318,383
5.800%	11/15/43	3,434	3,532,691
6.300%	04/15/40	15,935	17,379,871
			1,021,028,567
Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27(a)	4,600	4,554,179
Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.000%	05/18/51(a)	3,500	2,333,118
5.625%	05/15/54	21,480	21,972,528
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29(a)	1,265	1,189,875
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29	6,449	6,313,055

A17

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group LP,
Sr. Unsec’d. Notes
3.800%	07/15/50	4,300	$3,409,783
5.850%	03/08/53(a)	12,000	12,889,468
Welltower OP LLC,
Gtd. Notes
2.750%	01/15/31(a)	6,635	6,004,544
3.100%	01/15/30(a)	7,500	7,042,013
4.250%	04/01/26	3,070	3,066,567
4.250%	04/15/28	9,620	9,627,190
			73,848,141
Retail — 1.4%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27(a)	20,000	19,535,326
4.500%	07/26/47	15,758	13,779,961
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	4,570	3,872,563
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29(a)	9,490	9,271,156
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	17,675	17,675,000
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	5,000	4,968,604
4.200%	05/15/28(a)	29,165	28,786,915
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	06/15/47	20,500	17,520,702
4.200%	04/01/43	5,422	4,951,338
4.250%	04/01/46(a)	9,395	8,545,576
5.300%	06/25/54(a)	2,765	2,906,306
5.400%	06/25/64	910	963,280
5.875%	12/16/36(a)	8,382	9,387,545
Macy’s Retail Holdings LLC,
Gtd. Notes
5.125%	01/15/42	1,875	1,443,853
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50	4,675	4,041,047
4.600%	05/26/45	5,325	4,982,584
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29	2,340	2,302,429
Walmart, Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/53(a)	3,440	3,319,529
			158,253,714
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors — 0.9%
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41	10,000	$8,225,444
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	50,673	43,323,426
Intel Corp.,
Sr. Unsec’d. Notes
5.050%	08/05/62	5,630	4,946,209
5.600%	02/21/54	4,556	4,437,757
5.700%	02/10/53	37,906	37,233,148
5.900%	02/10/63	1,429	1,430,871
			99,596,855
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27	2,467	2,402,075
Software — 2.8%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/50	20,920	14,169,166
2.525%	06/01/50	96,709	66,366,425
2.675%	06/01/60	19,513	12,872,136
2.921%	03/17/52(a)	60,531	44,433,056
3.041%	03/17/62	7,276	5,222,236
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40	21,125	17,569,737
3.600%	04/01/50	16,050	12,213,174
3.800%	11/15/37(a)	21,055	18,626,563
3.900%	05/15/35(a)	7,346	6,788,892
3.950%	03/25/51(a)	1,920	1,545,752
4.000%	07/15/46	32,902	27,290,284
4.125%	05/15/45	1,300	1,102,257
4.300%	07/08/34	12,200	11,808,388
4.375%	05/15/55	23,359	19,915,147
5.500%	09/27/64	3,000	2,988,081
5.550%	02/06/53	5,809	5,942,868
6.900%	11/09/52	26,335	31,700,400
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28	3,885	3,883,740
			304,438,302
Telecommunications — 3.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	36,400	29,819,582
3.500%	09/15/53	65,637	48,203,873
3.550%	09/15/55	69,667	50,901,368
3.650%	09/15/59	82,309	59,655,996
3.800%	12/01/57	22,245	16,840,408
4.500%	05/15/35(a)	22,285	21,704,516
4.650%	06/01/44	19,400	17,657,508

A18

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	3,000	$2,647,525
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41	27,795	21,337,079
3.300%	02/15/51	24,035	17,405,981
4.375%	04/15/40(a)	3,205	2,955,519
4.500%	04/15/50(a)	4,300	3,820,646
5.500%	01/15/55(a)	3,415	3,534,458
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40	30,555	22,476,315
2.875%	11/20/50	3,510	2,377,136
3.400%	03/22/41	12,000	9,807,112
3.700%	03/22/61	31,341	23,710,468
4.000%	03/22/50	5,566	4,634,980
			359,490,470
Transportation — 1.6%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	3,535	3,156,152
4.375%	09/01/42	8,705	8,113,464
4.400%	03/15/42	10,600	9,923,610
4.450%	03/15/43	11,312	10,620,056
4.550%	09/01/44	2,455	2,318,771
4.700%	09/01/45(a)	3,040	2,917,282
5.050%	03/01/41	1,620	1,643,386
5.150%	09/01/43	3,133	3,238,554
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
4.400%	08/05/52(a)	1,000	922,413
4.500%	11/07/43	2,000	1,859,388
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
4.300%	05/15/43(a)	2,680	2,424,348
4.800%	09/15/35	1,645	1,645,365
4.950%	08/15/45(a)	10,000	9,561,850
6.125%	09/15/2115	14,400	15,729,247
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26	5,890	5,728,704
3.350%	11/01/25(a)	10,250	10,153,196
4.500%	08/01/54	10,400	9,577,627
4.750%	05/30/42	5,000	4,847,083
5.500%	04/15/41	1,682	1,776,990
6.150%	05/01/37	1,000	1,128,974
6.220%	04/30/40	531	603,182
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	825	705,526
4.550%	04/01/46	6,975	6,217,431
4.750%	11/15/45	2,925	2,687,125
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50(a)	7,626	$5,364,792
3.942%	11/01/47	3,667	3,056,077
3.950%	10/01/42	1,140	988,007
4.050%	08/15/52	1,585	1,322,867
4.100%	05/15/2121	10,745	8,158,019
4.450%	06/15/45	1,700	1,554,942
4.650%	01/15/46	700	656,596
4.800%	08/15/43	852	800,929
4.837%	10/01/41	1,080	1,058,586
5.590%	05/17/25	3,000	3,011,809
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.973%	09/16/62	1,400	904,191
3.350%	08/15/46	4,300	3,337,318
3.799%	04/06/71(a)	23,845	18,318,733
3.875%	02/01/55(a)	4,805	3,965,615
3.950%	08/15/59	5,100	4,176,543
			174,174,748
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.700%	06/15/26(a)	4,325	4,129,757
3.400%	11/15/26	4,275	4,188,880
			8,318,637
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
5.450%	03/01/54(a)	4,205	4,421,665

Total Corporate Bonds (cost $10,635,614,813)			9,739,487,569
Municipal Bonds — 1.8%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	7,300	8,318,277
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50	8,000	9,556,764
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.563%	05/15/53	4,375	4,054,556
			21,929,597
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	5,000	4,830,549
Illinois — 0.1%
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B
5.851%	12/01/34	100	107,163

A19

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Illinois (cont’d.)
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	7,158	$7,254,030
			7,361,193
Michigan — 0.3%
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	5,450	4,525,281
University of Michigan,
Taxable, Revenue Bonds, Series A
4.454%	04/01/2122	19,144	16,947,012
Taxable, Revenue Bonds, Series B
2.437%	04/01/40	4,810	3,672,312
Taxable, Revenue Bonds, Series C
3.599%	04/01/47	5,000	4,365,017
			29,509,622
Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	19,000	15,272,791
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	335,070
			15,607,861
New Jersey — 0.4%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	34,761,029
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,145	6,321,984
			41,083,013
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	1,300	1,234,556
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	8,455,583
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds
3.555%	09/15/2119	5,575	3,939,780
			12,395,363
Texas — 0.4%
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	1,025	911,430
North Texas Tollway Authority,
Taxable, Revenue Bonds, BABs, Series B
6.718%	01/01/49	5,410	6,461,938
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas (cont’d.)
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A
3.376%	07/01/47	16,940	$13,979,244
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	20,700	17,769,912
			39,122,524
Virginia — 0.2%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	15,810	10,510,033
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	10,570	8,824,835
			19,334,868

Total Municipal Bonds (cost $223,544,133)			192,409,146
Sovereign Bond — 0.0%
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
5.750%	01/16/54	5,049	5,143,669
(cost $4,938,513)
U.S. Treasury Obligations(k) — 0.6%
U.S. Treasury Bonds
1.875%	02/15/51	88,640	55,552,350
U.S. Treasury Notes
0.625%	08/15/30	4,800	4,045,125
3.875%	08/15/34	4,705	4,738,817

Total U.S. Treasury Obligations (cost $67,237,314)			64,336,292

	Shares
Preferred Stocks — 0.2%
Capital Markets — 0.1%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	215,000	5,304,050
Financial Services — 0.1%
SCE Trust V, 5.450%(c), 3 Month SOFR + 4.052%, Series K, Maturing 03/15/26(oo)	565,000	13,910,300

Total Preferred Stocks (cost $19,500,000)		19,214,350

Total Long-Term Investments (cost $11,710,603,478)		10,756,197,458

A20

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Short-Term Investments — 6.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	118,999,528	$118,999,528
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $598,218,021; includes $596,063,309 of cash collateral for securities on loan)(b)(wb)	598,486,600	598,247,205

Total Short-Term Investments (cost $717,217,549)		717,246,733

TOTAL INVESTMENTS—104.4% (cost $12,427,821,027)		11,473,444,191

Liabilities in excess of other assets(z) — (4.4)%		(480,630,491)

Net Assets — 100.0%		$10,992,813,700

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LP	Limited Partnership
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $584,835,114; cash collateral of $596,063,309 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,884	5 Year U.S. Treasury Notes	Dec. 2024	$316,902,024	$641,070
4,803	10 Year U.S. Treasury Notes	Dec. 2024	548,892,844	297,342
4,015	10 Year U.S. Ultra Treasury Notes	Dec. 2024	474,961,973	(559,976)
				378,436
Short Positions:
260	2 Year U.S. Treasury Notes	Dec. 2024	54,142,969	(124,119)
1,233	10 Year Euro-Bund	Dec. 2024	185,179,582	(1,819,726)
3,189	20 Year U.S. Treasury Bonds	Dec. 2024	396,033,938	1,919,823
1,596	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	212,417,625	4,273,697
				4,249,675
				$4,628,111
A21

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/24	SSB	EUR	100,857	$112,385,249	$112,277,993	$—	$(107,256)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/24	BARC	EUR	5,617	$6,223,639	$6,253,499	$—	$(29,860)
Expiring 10/02/24	BOA	EUR	95,240	106,489,308	106,024,495	464,813	—
Expiring 11/05/24	SSB	EUR	100,857	112,543,999	112,443,712	100,287	—
				$225,256,946	$224,721,706	565,100	(29,860)
						$565,100	$(137,116)
Credit default swap agreement outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date		Value at September 30, 2024		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	884,680		$(19,917,100)		$(20,049,379)		$(132,279)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A22